Property and Equipment, Net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Apr. 30, 2024 JPY (¥)	Apr. 30, 2024 USD ($)	Apr. 30, 2023 JPY (¥)	Apr. 30, 2022 JPY (¥)
Property and Equipment, Net [Abstract]
Depreciation and amortization expense	¥ 184,298	$ 1,170	¥ 107,575	¥ 73,034